CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Common Stock SPRING VALLEY ACQUISITION CORP Class A Common Stock	Common Stock SPRING VALLEY ACQUISITION CORP Class B ordinary share Sponsor	Common Stock SPRING VALLEY ACQUISITION CORP Class B ordinary share	Additional Paid-in Capital SPRING VALLEY ACQUISITION CORP Sponsor	Additional Paid-in Capital SPRING VALLEY ACQUISITION CORP	Accumulated Deficit SPRING VALLEY ACQUISITION CORP	Accumulated Deficit	SPRING VALLEY ACQUISITION CORP Sponsor	SPRING VALLEY ACQUISITION CORP	Total
Balance at the beginning at Aug. 19, 2020	$ 0		$ 0		$ 0	$ 0			$ 0
Balance at the beginning (in shares) at Aug. 19, 2020	0		0
Issuance of shares		$ 575		$ 24,425				$ 25,000
Issuance of shares (in shares)		5,750,000
Accretion of Class A ordinary shares to redemption amount					(24,425)	(26,643,676)			(26,668,101)
Net income (loss)						(12,971,424)			(12,971,424)
Balance at the end at Dec. 31, 2020	$ 0		$ 575		0	(39,615,100)			(39,614,525)
Balance at the end (in shares) at Dec. 31, 2020	0		5,750,000
Issuance of shares										$ 39,000
Accretion of Class A ordinary shares to redemption amount						(25,000)			(25,000)
Net income (loss)						8,734,669	$ (22,666,000)		8,734,669	(22,666,000)
Balance at the end at Mar. 31, 2021	$ 0		$ 575		0	(30,905,431)			(30,904,856)
Balance at the beginning at Dec. 31, 2020	$ 0		$ 575		0	(39,615,100)			(39,614,525)
Balance at the beginning (in shares) at Dec. 31, 2020	0		5,750,000
Issuance of shares										$ 65,000
Issuance of shares (in shares)										32,000
Accretion of Class A ordinary shares to redemption amount						(25,000)			(25,000)
Net income (loss)						3,202,748	(102,493,000)		3,202,748	$ (102,493,000)
Balance at the end at Dec. 31, 2021	$ 0		$ 575		0	(36,437,352)			(36,436,777)
Balance at the end (in shares) at Dec. 31, 2021			5,750,000
Net income (loss)						(15,958,891)	$ (23,373,000)		(15,958,891)	$ (23,373,000)
Balance at the end at Mar. 31, 2022	$ 0		$ 575		$ 0	$ (52,396,243)			$ (52,395,668)